Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies (Textual)
Foreign currency exchange rate	1.00
Monthly deposits rate	8.33%
Description of american depositary share	Each ADS represents 2 ordinary shares of the Company.
Treasury shares
NIS [Member]
Significant Accounting Policies (Textual)
Foreign currency exchange rate	3.467
Treasury shares		$ 3,628